[PHOTO]

OPPENHEIMER FUND

Semiannual Report December 31, 1996

"We have
some important
goals, so
our money
needs to
grow solidly
over time."

[OPPENHEIMERFUNDS LOGO]

THIS FUND IS FOR PEOPLE WHO WANT THE POTENTIAL FOR SOLID GROWTH OVER TIME FROM A HIGHLY DIVERSIFIED INVESTMENT.

HOW YOUR FUND IS MANAGED

Oppenheimer Fund seeks capital appreciation and income consistent with growth in capital. The manager currently uses a combination of five distinct investment styles, which can also help manage risk.

         The Fund's manager invests in stocks of established U.S. and international companies he believes have excellent potential for growth. The manager uses a "value" approach, which emphasizes undervalued companies; a "contrarian" approach, which seizes opportunities in out-of-favor industries believed to be poised for rebound; and a "growth" approach, which seeks companies the manager believes have above-average growth rates.

         The Fund's manager seeks balance from international stocks and income from high yield stocks and bonds to help cushion the portfolio against fluctuations in the U.S. stock market.

PERFORMANCE

Total returns for the six months ended 12/31/96 for Class A, B and C shares were 9.39%, 8.81% and 8.92%, respectively, without deducting sales charges.(1)

      Your Fund's average annual total returns for Class A shares for the 1-, 5- and 10-year periods ended 12/31/96 were 12.56%, 11.86% and 10.87%, respectively. For Class B shares, average annual total returns for the 1-year period ended 12/31/96 and since inception on 11/1/95 were 13.21% and 15.01%, respectively. For Class C shares, average annual total returns for the 1-year period ended 12/31/96 and since inception on 12/1/93 were 17.46% and 13.71%, respectively.(2)

OUTLOOK

"Despite a highly valued stock market, our long-term outlook is positive. We believe the Fund is diversified enough to weather any unforeseen economic changes with the potential for solid returns and lower-than-average risk."

                                           Richard Rubinstein, Portfolio Manager
                                                               December 31, 1996

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. For more complete information, please review the prospectus carefully before you invest.

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 4/30/59. The Fund's maximum sales charge rate for Class A shares was higher during a portion of some of the periods shown, so that actual results would have been lower. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class C returns include the 1% contingent deferred sales charge for the 1-year result. An explanation of the different performance calculations is in the Fund's prospectus. Class B and Class C shares are subject to an annual .75% asset-based sales charge.

2        Oppenheimer Fund

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer Fund

Dear Shareholder,

As 1996 has drawn to a close, we can look back and say that the past year has certainly been one for the record books. But it has not necessarily been easy for the faint of heart. During the first five months of the year, the stock market reported tremendous gains, thanks in part to strong corporate earnings, low inflation and stabilized interest rates. However, on the trail of a six-year bull market and with indices reporting all-time highs, many experts felt a correction was inevitable.

      The stock market volatility that jolted investors in June and July did not come as a complete surprise, but remarkably enough, by the end of September the stock market had rebounded and resumed its record-setting pace. During the fourth quarter, the Dow passed 6,500, both the S&P 500 and the technology-laden NASDAQ posted all-time highs, and the Russell 2000 came very close to hitting record levels.

      What does the new year have in store for the stock market and its investors? Of course, no one can predict the events of 1997 with complete accuracy. Instead, the experts rely on several economic indicators to offer clues about the market's direction. For example, the rate of unemployment has dropped to its lowest level in seven years and wage growth continues to make gains. As a result, consumer confidence is at its highest level since 1989.

      What these events suggest to many experts is the likelihood of higher inflation in 1997, countered by a possible increase in short-term interest rates. However, an opposing view is that economic growth will taper off sufficiently early in the year, calming fears of rising inflation and interest rate increases. Although the Federal Reserve appeared to agree with this reasoning in the third and fourth quarters of 1996, this may not be true in the future.

      The one thing we can accurately predict is that, regardless of the scenario, OppenheimerFunds will continue to monitor significant events and act appropriately. To that end, we view our outlook for the market as cautiously optimistic. Whichever direction interest rates move, we expect the market's volatile trading pattern to continue in the coming months. But while our watchword may be "caution," in the near term, we are still finding plenty of attractive investment opportunities today, both in the United States and abroad. We believe the correct approach is to carefully evaluate companies based on individual merits, such as strong management, fundamental business policies and long-term prospects for the future. Based on this strategy and the resilient performance the stock market has demonstrated in the past, our long-term view remains positive.

      Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds. We look forward to helping you reach your investment goals in the future.

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill

January 22, 1997

3  Oppenheimer Fund

Q + A

[PHOTO]

Q  WHAT INVESTMENTS MADE POSITIVE
CONTRIBUTIONS TO PERFORMANCE?

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW DID THE FUND PERFORM?

Oppenheimer Fund performed well over the period. Unlike many of its growth fund competitors, Oppenheimer Fund includes a substantial inter-national equity component to help cushion the portfolio against fluctuations in the U.S. stock market. Of course, while foreign investments provide special opportunities, they entail risks, such as foreign currency fluctuations.

WHAT ARE THE PRIMARY REASONS FOR THE FUND'S POSITIVE PERFORMANCE?

In addition to individual investments that performed well over the past six months, our general approach to investing enhanced the overall value of the Fund. Because our goal is to lower risk through a broadly diversified portfolio, the Fund uses five different investment styles. This strategy offers us the flexibility to choose from a wide range of investment opportunities that we believe have the best performance potential.

      Our technology and healthcare positions remained the strongest performers overall. Technology stocks were successful during this period due to the development of efficiency-enhancing products, such as software programs. Demand for these innova-tions has been strong, largely because they can help lower costs of the businesses that implement the systems, while also improving their quality of service.

      Healthcare companies benefited this period from renewed faith in the industry. Looking back to 1992 and the advent of the Clinton administration, the industry was clouded with concern about the effects of healthcare legislation. As a result, share prices and valuations of healthcare companies tumbled. At that time, we took advantage of

4     Oppenheimer Funds

FACING PAGE
[PHOTO]
Top left: Richard Rubinstein,
Portfolio Manager with Robert
Doll, Executive VP, Director of
Equity Investments

[PHOTO]
Top right: Paul LaRocco, Member of Equity Investments Team

[PHOTO]
Bottom:Robert Doll

[PHOTO]
THIS PAGE
Top: Richard Rubinstein

[PHOTO]
Bottom:Bruce Bartlett, Member
of Equity Investments Team

A  OUR
TECHNOLOGY
AND
HEALTHCARE
POSITIONS REMAINED
THE STRONGEST PERFORMERS OVERALL.


the low prices and established our positions based on the theory that many solid companies would regain their stature. Today, the industry itself is driving reform and the uncertainty has diminished. Consequently, we've seen growth and evolution in these businesses, which have aided the Fund's performance.(1)

DID ANY INVESTMENTS NEGATIVELY IMPACT THE FUND?

A particular area of underperformance was the telecommunications industry, comprised of cable companies, cellular service businesses and long-distance carriers. We attribute much of the lackluster performance in this period to industry deregulation. While the endeavor was intended to foster increased competition over the long term, the telecommunications industry is currently struggling for profitability.

         In addition, the Fund's international equity holdings contributed less to the port-folio's total return than did the U.S. stock component. However, this diversification helped the Fund maintain its lower-than-average risk profile, which we believe is essential.

WHAT AREAS ARE YOU CURRENTLY TARGETING?

Energy stocks are attractive investments that we continue to add to the portfolio. However, for many reasons, international energy companies are currently more appealing than their domestic counterparts. While U.S. companies have been searching for additional energy reserves for years, in many parts of the world, this process has just begun. Therefore, as domestic prospects for new reserves dwindle, there remain numerous opportunities abroad.

WHAT IS YOUR OUTLOOK FOR THE FUND?

The outlook for future performance lies primarily in the individual stocks we choose for the portfolio. While many stock prices currently appear overvalued, there are still stocks of growing companies that remain at reasonable levels. So, despite a highly valued stock market, our long-term outlook is positive. We believe the Fund is diver-sified enough to weather any unforeseen economic changes with the potential for solid returns and lower-than-average risk.






1. The Fund's portfolio is subject to change.

5 Oppenheimer Fund

STATEMENT OF INVESTMENTS   December 31, 1996 (Unaudited)

                                                                                           FACE            MARKET VALUE
                                                                                           AMOUNT          SEE NOTE 1
=======================================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--1.1%
-----------------------------------------------------------------------------------------------------------------------
       Argentina (Republic of) Past Due Interest Bonds, Series L,
       6.625%, 3/31/05 (Cost $2,338,652)(1)                                                $3,920,000        $3,412,850

=======================================================================================================================
CONVERTIBLE CORPORATE BONDS AND NOTES--0.6%
-----------------------------------------------------------------------------------------------------------------------
       MEDIQ, Inc., 7.50% Exchangeable Sub. Debs., 7/15/03 (Cost $1,755,731)                1,850,000         1,720,500

                                                                                             SHARES
=======================================================================================================================
COMMON STOCKS--90.1%
-----------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--5.2%
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.0%
       Agrium, Inc.                                                                           140,000         1,925,000
       ----------------------------------------------------------------------------------------------------------------
       Bayer AG, Sponsored ADR                                                                136,000         5,541,973
       ----------------------------------------------------------------------------------------------------------------
       Georgia Gulf Corp.                                                                      22,100           593,937
       ----------------------------------------------------------------------------------------------------------------
       Great Lakes Chemical Corp.                                                              16,500           771,375
                                                                                                           ------------
                                                                                                              8,832,285

-----------------------------------------------------------------------------------------------------------------------
METALS--1.2%
       Alumax, Inc.(2)                                                                         26,059           869,719
       ----------------------------------------------------------------------------------------------------------------
       Brush Wellman, Inc.                                                                    170,700         2,795,212
                                                                                                           ------------
                                                                                                              3,664,931

-----------------------------------------------------------------------------------------------------------------------
PAPER--1.0%
       Aracruz Celulose SA, Sponsored ADR, Cl. B                                              190,000         1,567,500
       ----------------------------------------------------------------------------------------------------------------
       MacMillan Bloedel Ltd.                                                                 108,323         1,418,592
       ----------------------------------------------------------------------------------------------------------------
       MacMillan Bloedel Ltd.                                                                   4,900            63,700
                                                                                                           ------------
                                                                                                              3,049,792

-----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--16.6%
-----------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--1.1%
       AutoZone, Inc.(2)                                                                       31,000           852,500
       ----------------------------------------------------------------------------------------------------------------
       Chromcraft Revington, Inc.(2)                                                            7,400           205,350
       ----------------------------------------------------------------------------------------------------------------
       General Motors Corp.(3)                                                                 26,000         1,449,500
       ----------------------------------------------------------------------------------------------------------------
       IRSA Inversiones y Representaciones SA                                                 214,506           688,685
                                                                                                           ------------
                                                                                                              3,196,035

-----------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--8.7%
       Alaska Air Group, Inc.(2)                                                               97,000         2,037,000
       ----------------------------------------------------------------------------------------------------------------
       AMR Corp.(2)(3)                                                                         27,900         2,458,687
       ----------------------------------------------------------------------------------------------------------------
       Brinker International, Inc.(2)                                                          58,900           942,400
       ----------------------------------------------------------------------------------------------------------------
       Carnival Corp., Cl. A                                                                   30,800         1,016,400
       ----------------------------------------------------------------------------------------------------------------
       Choice Hotels International, Inc.(2)                                                    30,770           542,321
       ----------------------------------------------------------------------------------------------------------------
       Circus Circus Enterprises, Inc.(2)                                                      23,500           807,812
       ----------------------------------------------------------------------------------------------------------------
       Cracker Barrel Old Country Store, Inc.                                                  90,800         2,304,050
       ----------------------------------------------------------------------------------------------------------------
       Disney (Walt) Co.(3)                                                                    10,400           724,100
       ----------------------------------------------------------------------------------------------------------------
       Eastman Kodak Co.(3)                                                                    28,000         2,247,000
       ----------------------------------------------------------------------------------------------------------------
       Gaylord Entertainment Co., Cl. A                                                        47,000         1,075,125
       ----------------------------------------------------------------------------------------------------------------
       International Game Technology                                                           67,700         1,235,525
       ----------------------------------------------------------------------------------------------------------------
       King World Productions, Inc.(2)(3)                                                      56,500         2,083,437
       ----------------------------------------------------------------------------------------------------------------
       Mattel, Inc.(3)                                                                         76,093         2,111,581
       ----------------------------------------------------------------------------------------------------------------
       Nintendo Co. Ltd.                                                                       45,000         3,214,009


6      Oppenheimer Fund

                                                                                                           MARKET VALUE
                                                                                            SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT
(CONTINUED)
       Outback Steakhouse, Inc.(2)(3)                                                          23,400       $   625,950
       ----------------------------------------------------------------------------------------------------------------
       Shangri-La Asia Ltd.                                                                   725,000         1,073,207
       ----------------------------------------------------------------------------------------------------------------
       Shimano, Inc.                                                                           82,000         1,391,746
                                                                                                           ------------
                                                                                                             25,890,350

-----------------------------------------------------------------------------------------------------------------------
MEDIA--3.0%
       Comcast Corp., Cl. A Special                                                           145,600         2,593,500
       ----------------------------------------------------------------------------------------------------------------
       Dow Jones & Co., Inc.                                                                   40,000         1,355,000
       ----------------------------------------------------------------------------------------------------------------
       South China Morning Post Holdings Ltd.                                               2,400,000         1,985,780
       ----------------------------------------------------------------------------------------------------------------
       Time Warner, Inc.                                                                       49,500         1,856,250
       ----------------------------------------------------------------------------------------------------------------
       U S West Media Group(2)                                                                 65,000         1,202,500
                                                                                                           ------------
                                                                                                              8,993,030

-----------------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--1.7%
       Cone Mills Corp.(2)                                                                    295,000         2,323,125
       ----------------------------------------------------------------------------------------------------------------
       Donna Karan International, Inc.(2)                                                      70,500           995,812
       ----------------------------------------------------------------------------------------------------------------
       Price/Costco, Inc.(2)(3)                                                                73,100         1,836,637
                                                                                                           ------------
                                                                                                              5,155,574

-----------------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--2.1%
       General Nutrition Cos., Inc.(2)                                                         77,000         1,299,375
       ----------------------------------------------------------------------------------------------------------------
       Gymboree Corp.(2)(3)                                                                    75,500         1,727,062
       ----------------------------------------------------------------------------------------------------------------
       Toys 'R' Us, Inc.(2)(3)                                                                 86,000         2,580,000
       ----------------------------------------------------------------------------------------------------------------
       Tractor Supply Co.(2)                                                                   28,800           594,000
                                                                                                           ------------
                                                                                                              6,200,437

-----------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--15.2%
-----------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.7%
       Guinness plc                                                                           182,000         1,426,330
       ----------------------------------------------------------------------------------------------------------------
       PepsiCo, Inc.                                                                           22,000           643,500
                                                                                                           ------------
                                                                                                              2,069,830

-----------------------------------------------------------------------------------------------------------------------
FOOD--2.0%
       Chiquita Brands International, Inc.                                                     38,249           487,675
       ----------------------------------------------------------------------------------------------------------------
       Groupe Danone                                                                            8,141         1,132,187
       ----------------------------------------------------------------------------------------------------------------
       Nestle SA, Sponsored ADR                                                                40,000         2,140,428
       ----------------------------------------------------------------------------------------------------------------
       Sara Lee Corp.                                                                          58,000         2,160,500
                                                                                                           ------------
                                                                                                              5,920,790

-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--5.9%
       Abbott Laboratories                                                                     27,000         1,370,250
       ----------------------------------------------------------------------------------------------------------------
       American Home Products Corp.                                                            22,800         1,336,650
       ----------------------------------------------------------------------------------------------------------------
       Astra AB Free, Series A                                                                 32,000         1,579,373
       ----------------------------------------------------------------------------------------------------------------
       Bristol-Myers Squibb Co.(3)                                                             36,000         3,915,000
       ----------------------------------------------------------------------------------------------------------------
       Genzyme Corp.(2)                                                                        65,500         1,424,625
       ----------------------------------------------------------------------------------------------------------------
       Johnson & Johnson                                                                       38,600         1,920,350
       ----------------------------------------------------------------------------------------------------------------
       Mylan Laboratories, Inc.                                                                79,600         1,333,300
       ----------------------------------------------------------------------------------------------------------------
       Novartis AG(2)                                                                           2,480         2,831,445
       ----------------------------------------------------------------------------------------------------------------
       SmithKline Beecham plc, ADR                                                             25,600         1,740,800
                                                                                                           ------------
                                                                                                             17,451,793

7      Oppenheimer Fund

                                                                                                           MARKET VALUE
                                                                                            SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &
SERVICES--2.8%
       Alternative Living Services, Inc.(2)                                                    50,000       $   725,000
       ----------------------------------------------------------------------------------------------------------------
       Biomet, Inc.                                                                            45,000           680,625
       ----------------------------------------------------------------------------------------------------------------
       Integrated Health Services, Inc.                                                        31,500           767,812
       ----------------------------------------------------------------------------------------------------------------
       Manor Care, Inc.(3)                                                                     30,770           830,790
       ----------------------------------------------------------------------------------------------------------------
       Medtronic, Inc.(3)                                                                      20,000         1,360,000
       ----------------------------------------------------------------------------------------------------------------
       Nellcor Puritan Bennett, Inc.(2)                                                        60,000         1,312,500
       ----------------------------------------------------------------------------------------------------------------
       Sofamor Danek Group, Inc.(2)(3)                                                         22,000           671,000
       ----------------------------------------------------------------------------------------------------------------
       WellPoint Health Networks, Inc.(2)(3)                                                   54,100         1,859,688
                                                                                                           ------------
                                                                                                              8,207,415

-----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--1.7%
       Duracell International, Inc.                                                            17,600         1,229,800
       ----------------------------------------------------------------------------------------------------------------
       Kimberly-Clark Corp.(3)                                                                 13,100         1,247,775
       ----------------------------------------------------------------------------------------------------------------
       Procter & Gamble Co.(3)                                                                 15,400         1,655,500
       ----------------------------------------------------------------------------------------------------------------
       Wella AG                                                                                 1,750           925,470
                                                                                                           ------------
                                                                                                              5,058,545

-----------------------------------------------------------------------------------------------------------------------
TOBACCO--2.1%
       Philip Morris Cos., Inc.(3)                                                             54,300         6,115,538
-----------------------------------------------------------------------------------------------------------------------
ENERGY--6.3%
-----------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES &
PRODUCERS--1.1%
       Kerr-McGee Corp.(3)                                                                     13,000           936,000
       ----------------------------------------------------------------------------------------------------------------
       Weatherford Enterra, Inc.(2)                                                            29,000           870,000
       ----------------------------------------------------------------------------------------------------------------
       Western Atlas, Inc.(2)(3)                                                               20,000         1,417,500
                                                                                                           ------------
                                                                                                              3,223,500

-----------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--5.2%
       Atlantic Richfield Co.(3)                                                               19,500         2,583,750
       ----------------------------------------------------------------------------------------------------------------
       Elan Energy, Inc.(2)                                                                   121,000         1,059,349
       ----------------------------------------------------------------------------------------------------------------
       Enterprise Oil plc                                                                     118,000         1,305,786
       ----------------------------------------------------------------------------------------------------------------
       Louisiana Land & Exploration Co.                                                        20,000         1,072,500
       ----------------------------------------------------------------------------------------------------------------
       Royal Dutch Petroleum Co.(3)                                                             9,500         1,622,125
       ----------------------------------------------------------------------------------------------------------------
       Talisman Energy, Inc.(2)                                                                19,000           632,108
       ----------------------------------------------------------------------------------------------------------------
       Total SA, Sponsored ADR                                                                 52,680         2,120,370
       ----------------------------------------------------------------------------------------------------------------
       Unocal Corp.                                                                            95,000         3,859,375
       ----------------------------------------------------------------------------------------------------------------
       YPF SA, Cl. D, ADR                                                                      52,000         1,313,000
                                                                                                           ------------
                                                                                                             15,568,363

-----------------------------------------------------------------------------------------------------------------------
FINANCIAL--11.6%
-----------------------------------------------------------------------------------------------------------------------
BANKS--7.8%
       Akbank T.A.S.                                                                        2,661,250           359,810
       ----------------------------------------------------------------------------------------------------------------
       Banco Frances del Rio de la Plata SA                                                   126,385         1,181,908
       ----------------------------------------------------------------------------------------------------------------
       Chase Manhattan Corp. (New)(3)                                                         100,000         8,925,000
       ----------------------------------------------------------------------------------------------------------------
       Citicorp(3)                                                                             16,000         1,648,000
       ----------------------------------------------------------------------------------------------------------------
       Deutsche Bank, Sponsored ADR                                                            60,000         2,799,282
       ----------------------------------------------------------------------------------------------------------------
       NationsBank Corp.(3)                                                                    72,200         7,057,550
       ----------------------------------------------------------------------------------------------------------------
       PNC Bank Corp.                                                                          29,000         1,091,125
                                                                                                           ------------
                                                                                                             23,062,675

8      Oppenheimer Fund

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--2.0%
       American Express Co.(3)                                                                 48,000       $ 2,712,000
       ----------------------------------------------------------------------------------------------------------------
       Dean Witter, Discover & Co.(3)                                                          20,000         1,325,000
       ----------------------------------------------------------------------------------------------------------------
       Federal Home Loan Mortgage Corp.(3)                                                      9,700         1,068,213
       ----------------------------------------------------------------------------------------------------------------
       Merrill Lynch & Co., Inc.                                                               10,500           855,750
                                                                                                           ------------
                                                                                                              5,960,963

-----------------------------------------------------------------------------------------------------------------------
INSURANCE--1.8%
       ACE Ltd.                                                                                27,000         1,623,375
       ----------------------------------------------------------------------------------------------------------------
       American International Group, Inc.(3)                                                   13,700         1,483,025
       ----------------------------------------------------------------------------------------------------------------
       Skandia Forsakrings AB                                                                  40,000         1,130,634
       ----------------------------------------------------------------------------------------------------------------
       UNUM Corp.                                                                              17,000         1,228,250
                                                                                                           ------------
                                                                                                              5,465,284

-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--10.8%
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
       General Electric Co.(3)                                                                 31,600         3,124,450
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS--2.0%
       Owens Corning                                                                           77,000         3,282,125
       ----------------------------------------------------------------------------------------------------------------
       Rubbermaid, Inc.                                                                        33,000           750,750
       ----------------------------------------------------------------------------------------------------------------
       Wolverine Tube, Inc.(2)                                                                 55,100         1,942,275
                                                                                                           ------------
                                                                                                              5,975,150

-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.8%
       Calgon Carbon Corp.                                                                     79,300           971,425
       ----------------------------------------------------------------------------------------------------------------
       Ecolab, Inc.                                                                            35,400         1,331,925
                                                                                                           ------------
                                                                                                              2,303,350

-----------------------------------------------------------------------------------------------------------------------
MANUFACTURING--3.4%
       AGCO Corp.                                                                              42,000         1,202,250
       ----------------------------------------------------------------------------------------------------------------
       Citic Pacific Ltd.                                                                     160,000           928,766
       ----------------------------------------------------------------------------------------------------------------
       Hutchison Whampoa Ltd.                                                                 132,000         1,036,717
       ----------------------------------------------------------------------------------------------------------------
       Mannesmann AG                                                                            5,000         2,148,453
       ----------------------------------------------------------------------------------------------------------------
       Tenneco, Inc. (New)(3)                                                                  83,000         3,745,375
       ----------------------------------------------------------------------------------------------------------------
       Westinghouse Air Brake Co.                                                              72,200           911,525
                                                                                                           ------------
                                                                                                              9,973,086

-----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--3.5%
       Airborne Freight Corp.                                                                  35,200           822,800
       ----------------------------------------------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp.                                                      57,400         4,957,925
       ----------------------------------------------------------------------------------------------------------------
       Canadian National Railway Co.                                                           30,000         1,140,332
       ----------------------------------------------------------------------------------------------------------------
       Newport News Shipbuilding, Inc.(2)                                                      16,600           249,000
       ----------------------------------------------------------------------------------------------------------------
       Stolt-Nielsen SA                                                                       116,000         2,189,500
       ----------------------------------------------------------------------------------------------------------------
       Stolt-Nielsen SA, Sponsored ADR                                                         58,000         1,087,500
                                                                                                           ------------
                                                                                                             10,447,057

-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--21.9%
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.8%
       Boeing Co.                                                                               1,470           156,371
       ----------------------------------------------------------------------------------------------------------------
       Rockwell International Corp.                                                            35,000         2,130,625
                                                                                                           ------------
                                                                                                              2,286,996

9      Oppenheimer Fund

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--4.1%
       International Business Machines Corp.(3)                                                19,100       $ 2,884,100
       ----------------------------------------------------------------------------------------------------------------
       Moore Corp. Ltd.                                                                        76,400         1,556,650
       ----------------------------------------------------------------------------------------------------------------
       Optical Data Systems, Inc.(2)                                                           63,800           765,600
       ----------------------------------------------------------------------------------------------------------------
       Xerox Corp.(3)                                                                         135,000         7,104,375
                                                                                                           ------------
                                                                                                             12,310,725

-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--4.9%
       America Online, Inc.(2)                                                                 37,840         1,258,180
       ----------------------------------------------------------------------------------------------------------------
       American Software, Inc.(2)                                                              50,000           318,750
       ----------------------------------------------------------------------------------------------------------------
       Business Objects SA, Sponsored ADR(2)                                                   45,100           608,850
       ----------------------------------------------------------------------------------------------------------------
       Computer Associates International, Inc.(3)                                              66,150         3,290,963
       ----------------------------------------------------------------------------------------------------------------
       Electronic Arts, Inc.(2)(3)                                                             43,800         1,311,263
       ----------------------------------------------------------------------------------------------------------------
       Inference Corp., Cl. A(2)                                                              112,500           815,625
       ----------------------------------------------------------------------------------------------------------------
       Microsoft Corp.(2)(3)                                                                   19,600         1,619,450
       ----------------------------------------------------------------------------------------------------------------
       Novell, Inc.(2)                                                                        287,000         2,717,531
       ----------------------------------------------------------------------------------------------------------------
       Sabre Group Holdings, Inc.(2)                                                           23,000           641,125
       ----------------------------------------------------------------------------------------------------------------
       Symantec Corp.(2)(3)                                                                   128,340         1,860,930
                                                                                                           ------------
                                                                                                             14,442,667

-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS--8.9%
       Cypress Semiconductor Corp.(2)                                                          68,000           960,500
       ----------------------------------------------------------------------------------------------------------------
       General Motors Corp., Cl. H                                                             14,500           815,625
       ----------------------------------------------------------------------------------------------------------------
       Hewlett-Packard Co.                                                                     71,500         3,592,875
       ----------------------------------------------------------------------------------------------------------------
       Input/Output, Inc.(2)                                                                   53,000           980,500
       ----------------------------------------------------------------------------------------------------------------
       Intel Corp.(3)                                                                         119,800        15,686,313
       ----------------------------------------------------------------------------------------------------------------
       Kyocera Corp.                                                                           17,000         1,057,465
       ----------------------------------------------------------------------------------------------------------------
       LSI Logic Corp.(2)(3)                                                                   50,700         1,356,225
       ----------------------------------------------------------------------------------------------------------------
       Nokia Corp., A Shares, Sponsored ADR(3)                                                 25,000         1,440,625
       ----------------------------------------------------------------------------------------------------------------
       Proxima Corp.(2)                                                                        50,400           648,900
                                                                                                           ------------
                                                                                                             26,539,028

-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-
TECHNOLOGY--3.2%
       Airtouch Communications, Inc.(2)                                                        65,500         1,653,875
       ----------------------------------------------------------------------------------------------------------------
       Cisco Systems, Inc.(2)                                                                  18,300         1,164,338
       ----------------------------------------------------------------------------------------------------------------
       ECI Telecommunications Ltd.(3)                                                          66,000         1,402,500
       ----------------------------------------------------------------------------------------------------------------
       Kinnevik Investments AB Free, Series B                                                  31,500           867,308
       ----------------------------------------------------------------------------------------------------------------
       MCI Communications Corp.(3)                                                            110,000         3,595,625
       ----------------------------------------------------------------------------------------------------------------
       Newbridge Networks Corp.(2)                                                             28,000           791,000
                                                                                                           ------------
                                                                                                              9,474,646

-----------------------------------------------------------------------------------------------------------------------
UTILITIES--2.5%
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
       Public Service Enterprise Group, Inc.                                                   30,000           817,500
       ----------------------------------------------------------------------------------------------------------------
       Verbund Oest Electriz                                                                   13,000           972,043
                                                                                                           ------------
                                                                                                              1,789,543

10     Oppenheimer Fund

                                                                                                           MARKET VALUE
                                                                                               SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
       El Paso Natural Gas Co.                                                                  7,719      $    389,810
       ----------------------------------------------------------------------------------------------------------------
       Southwestern Energy Co.                                                                 92,000         1,391,500
                                                                                                           ------------
                                                                                                              1,781,310

-----------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--1.3%
       BCE, Inc.(3)                                                                            28,900         1,379,975
       ----------------------------------------------------------------------------------------------------------------
       U S West Communications Group                                                           80,000         2,580,000
                                                                                                           ------------
                                                                                                              3,959,975
                                                                                                           ------------
       Total Common Stocks (Cost $178,170,332)                                                              267,495,113

=======================================================================================================================
PREFERRED STOCKS--0.4%
-----------------------------------------------------------------------------------------------------------------------
       Cyprus Amax Minerals Co., $4.00 Cv., Series A (Cost $1,094,500)                         20,666         1,108,214

                                                                                               UNITS
=======================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------
       Hong Kong & China Gas Co. Ltd. Wts., Exp. 9/97 (Cost $19,691)                           74,304            41,307

                                                                                               FACE
                                                                                               AMOUNT
=======================================================================================================================
REPURCHASE AGREEMENT--9.1%
-----------------------------------------------------------------------------------------------------------------------
       Repurchase agreement with Goldman, Sachs & Co., 6.52%,
       dated 12/31/96, to be repurchased at $26,909,744 on 1/2/97, collateralized by U.S. Treasury Nts., 5.50%--7.50%, 7/15/99--8/15/05,
       with a value of $27,516,762 (Cost $26,900,000)                                     $26,900,000        26,900,000
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $210,278,906)                                                 101.3%      300,677,984
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (1.3)       (3,977,303)
                                                                                        -------------     -------------
NET ASSETS                                                                                      100.0%     $296,700,681
                                                                                        =============     =============

       1. Represents the current interest rate for a variable rate security.
       2. Non-income producing security.



11     Oppenheimer Fund


------------------------------------------------------------------------------------------------------------------
3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                               SHARES           EXPIRATION      EXERCISE  PREMIUM     MARKET VALUE
                                               SUBJECT TO CALL  DATE            PRICE     RECEIVED    SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
American Express Co.                             9,600          7/97           $ 60       $   14,712    $   32,400
------------------------------------------------------------------------------------------------------------------
American International Group, Inc.               2,600          2/97            100            9,347        25,675
------------------------------------------------------------------------------------------------------------------
AMR Corp.                                        4,800          1/97             95           12,456         3,000
------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                           3,800          7/97            145            8,198         8,788
------------------------------------------------------------------------------------------------------------------
BCE, Inc.                                        5,600          6/97             50            5,782        10,150
------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                         9,000          3/97            120           17,729        18,000
------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp. (New)                     18,500          3/97             80           71,130       222,000
------------------------------------------------------------------------------------------------------------------
Citicorp                                         3,200          1/97             90           15,103        47,600
------------------------------------------------------------------------------------------------------------------
Citicorp                                         3,200          4/97            115            8,704         8,200
------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.         13,200          1/97             55           42,503         7,425
------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.         13,200          1/97             60           62,302         2,475
------------------------------------------------------------------------------------------------------------------
Dean Witter, Discover & Co.                      4,000          4/97             70            8,674        11,250
------------------------------------------------------------------------------------------------------------------
Dean Witter, Discover & Co.                      4,000          7/97             70           12,880        18,000
------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                2,000          7/97             80            4,940         3,750
------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                               11,200          7/97             90           33,963        25,200
------------------------------------------------------------------------------------------------------------------
ECI Telecommunications Ltd.                     11,500          2/97             25           21,217         5,750
------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                            6,600          6/97             45           18,493         7,013
------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                           13,800          6/97             40           30,635        22,425
------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                            9,600          3/97             30           34,511        31,200
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                 1,800          4/97            115            7,821         9,900
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                 1,800          7/97            120           10,521        13,050
------------------------------------------------------------------------------------------------------------------
General Electric Co.                             6,200          3/97            110           19,188        10,075
------------------------------------------------------------------------------------------------------------------
General Motors Corp.                             6,000          3/97             60            8,820         5,625
------------------------------------------------------------------------------------------------------------------
Gymboree Corp.                                  12,000          1/97             35           16,139            --
------------------------------------------------------------------------------------------------------------------
Intel Corp.                                     22,000          1/97             90           68,088       915,750
------------------------------------------------------------------------------------------------------------------
Intel Corp.                                     11,200          4/97            135          122,276       276,000
------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.            3,800          4/97            175           21,735        13,300
------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                 2,600          7/97             75            5,122         7,475
------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                             2,600          7/97            100           12,597        12,350
------------------------------------------------------------------------------------------------------------------
King World Productions, Inc.                    11,200          5/97             40           16,463        14,700
------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.                                 10,000          7/97             35           27,199        17,500
------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                 6,000          4/97             40            8,070        34,500
------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                    15,200          7/97             35           15,693        11,400
------------------------------------------------------------------------------------------------------------------
MCI Communications Corp.                        22,000          7/97             33           46,088        60,500
------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                  4,000          2/97             55           12,880        57,500
------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                 11,200          5/97             70           15,879        16,000
------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                 19,600          1/97             63           87,903       396,900
------------------------------------------------------------------------------------------------------------------
NationsBank Corp.                               14,400          2/97             90           75,165       138,600
------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR             5,000          4/97             45           13,600        65,625
------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR             5,000          4/97             60           17,349        17,500
------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                        23,400          5/97             30           46,096        29,250
------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                        10,800          6/97            110           48,274       106,650
------------------------------------------------------------------------------------------------------------------
Price/Costco, Inc.                              14,600          4/97             25           17,811        30,113
------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                             3,000          7/97            115            9,660        13,500
------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                        1,800          7/97            175           11,421        14,625
------------------------------------------------------------------------------------------------------------------
Sofamor Danek Group, Inc.                        2,400          3/97             30           11,028         8,400
------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                  25,600          4/97             18           28,031        28,800
------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. (New)                             20,000          8/97             50           31,899        32,500
------------------------------------------------------------------------------------------------------------------
Toys 'R' Us, Inc.                               14,000          3/97             35           14,455         5,250
------------------------------------------------------------------------------------------------------------------
Toys 'R' Us, Inc.                               13,800          6/97             40           21,148         6,900
------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                 10,800          7/97             35           37,475        39,150
------------------------------------------------------------------------------------------------------------------
Western Atlas, Inc.                              4,000          6/97             70           21,378        23,500
------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                     22,000          1/97             55           46,703         9,624
                                                                                       ------------- -------------
                                                                                          $1,407,254    $2,952,813
                                                                                       ============= =============

12     Oppenheimer Fund

STATEMENT OF ASSETS AND LIABILITIES   December 31, 1996 (Unaudited)

==========================================================================================================
ASSETS
        Investments, at value (cost $210,278,906)--see accompanying statement                 $300,677,984
        --------------------------------------------------------------------------------------------------
        Cash                                                                                       370,527
        --------------------------------------------------------------------------------------------------
        Receivables:
        Interest and dividends                                                                     542,994
        Investments sold                                                                           277,118
        Shares of beneficial interest sold                                                          89,942
        --------------------------------------------------------------------------------------------------
        Other                                                                                       16,788
                                                                                              ------------
        Total assets                                                                           301,975,353

==========================================================================================================
LIABILITIES
        Options written, at value (premiums received $1,407,254)--
        see accompanying statement--Note 5                                                       2,952,813
        ---------------------------------------------------------------------------------------------------
        Payables and other liabilities:
        Shares of beneficial interest redeemed                                                     798,538
        Dividends                                                                                  686,657
        Investments purchased                                                                      441,340
        Trustees' fees                                                                             128,225
        Distribution and service plan fees                                                          94,977
        Transfer and shareholder servicing agent fees                                               18,519
        Other                                                                                      153,603
                                                                                              ------------
        Total liabilities                                                                        5,274,672

==========================================================================================================
NET ASSETS                                                                                    $296,700,681
                                                                                              ============

==========================================================================================================
COMPOSITION OF
NET ASSETS
        Paid-in capital                                                                       $199,408,148
        --------------------------------------------------------------------------------------------------
        Overdistributed net investment income                                                     (114,901)
        --------------------------------------------------------------------------------------------------
        Accumulated net realized gain on investments and foreign currency transactions           8,554,082
        --------------------------------------------------------------------------------------------------
        Net unrealized appreciation on investments and translation of assets and
        liabilities denominated in foreign currencies                                           88,853,352
        --------------------------------------------------------------------------------------------------
        Net assets                                                                            $296,700,681
                                                                                              ============

==========================================================================================================
NET ASSET VALUE
PER SHARE
        Class A Shares:
        Net asset value and redemption price per share (based on net assets of $288,886,257
        and 24,096,040 shares of beneficial interest outstanding)                                   $11.99
        Maximum offering price per share (net asset value plus sales charge of 5.75%
        of offering price)                                                                          $12.72

        --------------------------------------------------------------------------------------------------
        Class B Shares:
        Net asset value, redemption price and offering price per share (based on net assets
        of $3,005,220 and 252,460 shares of beneficial interest outstanding)                        $11.90
        --------------------------------------------------------------------------------------------------
        Class C Shares:
        Net asset value, redemption price and offering price per share (based on net assets
        of $4,809,204 and 407,995 shares of beneficial interest outstanding)                        $11.79

       See accompanying Notes to Financial Statements.

13     Oppenheimer Fund

Statement of Operations   For the Six Months Ended December 31, 1996
(Unaudited)

==========================================================================================================
INVESTMENT INCOME
        Dividends                                                                              $ 1,878,237
        --------------------------------------------------------------------------------------------------
        Interest (net of foreign withholding taxes of $30,495)                                     992,462
                                                                                              ------------
        Total income                                                                             2,870,699

==========================================================================================================
EXPENSES
        Management fees--Note 4                                                                  1,055,890
        --------------------------------------------------------------------------------------------------
        Distribution and service plan fees--Note 4:
        Class A                                                                                    173,670
        Class B                                                                                     11,099
        Class C                                                                                     21,797
        --------------------------------------------------------------------------------------------------
        Transfer and shareholder servicing agent fees--Note 4                                      194,692
        --------------------------------------------------------------------------------------------------
        Shareholder reports                                                                         96,063
        --------------------------------------------------------------------------------------------------
        Trustees' fees and expenses--Note 1                                                         33,687
        --------------------------------------------------------------------------------------------------
        Custodian fees and expenses                                                                 22,640
        --------------------------------------------------------------------------------------------------
        Legal and auditing fees                                                                     19,014
        --------------------------------------------------------------------------------------------------
        Insurance expenses                                                                           9,879
        --------------------------------------------------------------------------------------------------
        Registration and filing fees:
        Class A                                                                                         62
        Class B                                                                                        427
        Class C                                                                                        237
        --------------------------------------------------------------------------------------------------
        Other                                                                                       45,058
                                                                                              ------------
        Total expenses                                                                           1,684,215

==========================================================================================================
NET INVESTMENT INCOME                                                                            1,186,484

==========================================================================================================
REALIZED AND UNREALIZED
GAIN (LOSS)
        Net realized gain on:
        Investments                                                                             12,509,348
        Closing of options written                                                                 729,110
        Foreign currency transactions                                                              286,526
                                                                                              ------------
        Net realized gain                                                                       13,524,984

        --------------------------------------------------------------------------------------------------
        Net change in unrealized appreciation or depreciation on:
        Investments                                                                             11,422,135
                                                                                              ------------
        Translation of assets and liabilities denominated in foreign currencies                   (659,362)
        Net change                                                                              10,762,773
        Net realized and unrealized gain                                                        24,287,757
==========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $25,474,241
                                                                                              ============

       See accompanying Notes to Financial Statements.

14     Oppenheimer Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS ENDED          YEAR ENDED
                                                                            DECEMBER 31, 1996         JUNE 30,
                                                                            (UNAUDITED)               1996
================================================================================================================
OPERATIONS
        Net investment income                                             $  1,186,484              $  4,317,646
        --------------------------------------------------------------------------------------------------------
        Net realized gain                                                   13,524,984                22,794,882
        --------------------------------------------------------------------------------------------------------
        Net change in unrealized appreciation or depreciation               10,762,773                16,879,025
                                                                         -------------             -------------
        Net increase in net assets resulting from operations                25,474,241                43,991,553

================================================================================================================
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
        Dividends from net investment income:
        Class A                                                             (5,383,563)               (2,763,277)
        Class B                                                                (42,272)                   (1,333)
        Class C                                                                (54,796)                  (19,415)
        --------------------------------------------------------------------------------------------------------
        Distributions from net realized gain:
        Class A                                                            (22,631,185)              (20,559,886)
        Class B                                                               (231,368)                  (10,043)
        Class C                                                               (383,066)                 (287,511)

================================================================================================================
BENEFICIAL INTEREST
TRANSACTIONS
        Net increase (decrease) in net assets resulting from
        beneficial interest transactions--Note 2:
        Class A                                                             18,805,861               (17,324,834)
        Class B                                                              1,424,220                 1,639,742
        Class C                                                                788,411                 1,733,727

================================================================================================================
NET ASSETS
        Total increase                                                      17,766,483                 6,398,723
        --------------------------------------------------------------------------------------------------------
        Beginning of period                                                278,934,198               272,535,475
                                                                         -------------             -------------
        End of period [including undistributed (overdistributed) net
        investment income of $(114,901) and $4,179,246, respectively]     $296,700,681              $278,934,198
                                                                         =============             =============

       See accompanying Notes to Financial Statements.

15     Oppenheimer Fund

FINANCIAL HIGHLIGHTS

                                                   CLASS A
                                                   -----------------------------------------------------------
                                                   SIX MONTHS
                                                   ENDED
                                                   DEC. 31, 1996     YEAR ENDED JUNE 30,
                                                   (UNAUDITED)       1996                1995        1994
==============================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                      $12.14         $11.34          $10.55         $10.41
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .06            .20             .31            .07
Net realized and unrealized gain (loss)                     1.06           1.69            1.58            .55
                                                        --------       --------        --------       --------
Total income (loss) from
investment operations                                       1.12           1.89            1.89            .62
--------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.24)          (.13)           (.02)          (.03)
Distributions from net realized gain                       (1.03)          (.96)          (1.08)          (.45)
                                                        --------       --------        --------       --------
Total dividends and distributions
to shareholders                                            (1.27)         (1.09)          (1.10)          (.48)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.99         $12.14          $11.34         $10.55
                                                        ========       ========        ========       ========

==============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                         9.39%         17.56%          19.60%          5.84%

==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $288,886       $273,194        $270,381       $237,281
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $276,924       $270,211        $254,011       $229,976
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                0.85%(4)       1.59%           1.10%          0.69%
Expenses                                                    1.16%(4)       1.26%           1.29%          1.16%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                  20.3%          29.7%           34.1%          41.6%
Average brokerage commission rate(6)                     $0.0370        $0.0324              --             --

1. For the period from December 1, 1993 (inception of offering) to June 30,
1994.
2. For the period from November 1, 1995 (inception of offering) to June 30,
1996.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


16     Oppenheimer Fund

CLASS A                         CLASS B                          CLASS C
--------------------------      --------------------------       ----------------------------------------------------------
                                SIX MONTHS        PERIOD         SIX MONTHS
                                ENDED             ENDED          ENDED               YEAR ENDED
                                DEC. 31, 1996     JUNE 30,       DEC. 31, 1996       JUNE 30,
 1993            1992           (UNAUDITED)       1996(2)        (UNAUDITED)         1996             1995          1994(1)
===========================================================================================================================
$   9.72         $9.31           $12.07            $11.85         $11.92             $11.19           $10.49         $11.08
---------------------------------------------------------------------------------------------------------------------------

     .11           .16              .02               .14            .01                .07              .03            .02
    1.15           .84             1.03              1.17           1.04               1.69             1.75           (.14)
--------      --------         --------          --------       --------           --------         --------       --------

    1.26          1.00             1.05              1.31           1.05               1.76             1.78           (.12)
---------------------------------------------------------------------------------------------------------------------------

    (.10)         (.32)            (.19)             (.13)          (.15)              (.07)              --           (.02)
    (.47)         (.27)           (1.03)             (.96)         (1.03)              (.96)           (1.08)          (.45)
--------      --------         --------          --------       --------           --------         --------       --------

    (.57)         (.59)           (1.22)            (1.09)         (1.18)             (1.03)           (1.08)          (.47)
---------------------------------------------------------------------------------------------------------------------------
  $10.41         $9.72           $11.90            $12.07         $11.79             $11.92           $11.19         $10.49
========      ========         ========          ========       ========           ========         ========       ========

===========================================================================================================================
   13.33%        11.22%            8.81%            11.86%          8.92%             16.51%           18.57%         (1.24)%

===========================================================================================================================

$216,180      $209,495           $3,005            $1,655         $4,809             $4,086           $2,154           $294
---------------------------------------------------------------------------------------------------------------------------
$212,660      $221,369           $2,215            $  649         $4,332             $3,491           $1,100           $108
---------------------------------------------------------------------------------------------------------------------------

    1.05%         1.71%           (0.04)%(4)         0.74%(4)      (0.03)%(4)          0.75%            0.48%          0.05%(4)
    1.10%         1.09%            2.07%(4)          2.13%(4)       2.04%(4)           2.15%            2.20%          2.44%(4)
---------------------------------------------------------------------------------------------------------------------------
    35.6%         58.2%            20.3%             29.7%          20.3%              29.7%            34.1%          41.6%
      --            --          $0.0370           $0.0324        $0.0370            $0.0324               --             --




4. Annualized.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $52,629,083 and $54,050,427, respectively.
6. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

       See accompanying Notes to Financial Statements.


17  Oppenheimer Fund

NOTES TO FINANCIAL STATEMENTS   (Unaudited)
===============================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES

        Oppenheimer Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation through investment in common stocks that offer growth potential. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The following is a summary of significant accounting policies consistently followed by the Fund.

        -----------------------------------------------------------------------
        INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

        -----------------------------------------------------------------------
        FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                The effect of changes in foreign currency exchange rates is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

        -----------------------------------------------------------------------
        REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

        -----------------------------------------------------------------------
        ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

        -----------------------------------------------------------------------
        FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

        -----------------------------------------------------------------------
        TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended December 31, 1996, a provision of $15,355 was made for the Fund's projected benefit obligations and no payments were made to retired trustees, resulting in an accumulated liability of $118,165 at December 31, 1996.

18     Oppenheimer Fund

===============================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)

        DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are reported on the ex-dividend date.

        -----------------------------------------------------------------------
        CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income
        (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

        -----------------------------------------------------------------------
        OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

-------------------------------------------------------------------------------
2. SHARES OF
   BENEFICIAL INTEREST

        The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      SIX MONTHS ENDED DECEMBER 31, 1996      YEAR ENDED JUNE 30, 1996(1)
                                                      ----------------------------------      ---------------------------
                                                      SHARES        AMOUNT                    SHARES         AMOUNT
        -----------------------------------------------------------------------------------------------------------------
        Class A:
        Sold                                              548,851  $   6,868,756                 2,083,446   $ 24,678,546
        Dividends and distributions reinvested          2,169,312     25,662,961                 1,924,123     21,357,698
        Redeemed                                       (1,117,535)   (13,725,856)               (5,349,170)   (63,361,078)
                                                    -------------  -------------             -------------  -------------
        Net increase (decrease)                         1,600,628  $  18,805,861                (1,341,601)  $(17,324,834)
                                                    =============  =============             =============  =============

        -----------------------------------------------------------------------------------------------------------------
        Class B:
        Sold                                              127,439  $   1,584,240                   215,151   $  2,550,547
        Dividends and distributions reinvested             16,856        198,064                     1,026         11,365
        Redeemed                                          (28,922)      (358,084)                  (79,090)      (922,170)
                                                    -------------  -------------             -------------  -------------
        Net increase                                      115,373  $   1,424,220                   137,087   $  1,639,742
                                                    =============  =============             =============  =============

        -----------------------------------------------------------------------------------------------------------------
        Class C:
        Sold                                               63,332  $     774,343                   238,989   $  2,774,056
        Dividends and distributions reinvested             34,985        406,877                    26,363        288,410
        Redeemed                                          (32,994)      (392,809)                 (115,207)    (1,328,739)
                                                    -------------  -------------             -------------  -------------
        Net increase                                       65,323  $     788,411                   150,145   $  1,733,727
                                                    =============  =============             =============  =============

        1. For the year ended June 30, 1996, for Class A and Class C shares, and for the period from November 1, 1995 (inception of offering) to June 30, 1996 for Class B shares.

19     Oppenheimer Fund

===============================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS AND
   OPTIONS WRITTEN

        At December 31, 1996, net unrealized appreciation on investments and options written of $88,853,519 was composed of gross appreciation of $96,808,591, and gross depreciation of $7,955,072.

===============================================================================
4. MANAGEMENT FEES AND
   OTHER TRANSACTIONS
   WITH AFFILIATES

        Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% on the first $200 million of average annual net assets with a reduction of 0.03% on each $200 million thereafter to $800 million, and 0.60% on net assets in excess of $800 million. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

                For the six months ended December 31, 1996, commissions (sales charges paid by investors) on sales of Class A shares totaled $89,994, of which $30,590 was retained by OppenheimerFunds Distributor, Inc.
        (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $32,223 and $6,651, of which $3,023 was paid to an affiliated broker/dealer for Class B. During the six months ended December 31, 1996, OFDI received contingent deferred sales charges of $1,390, upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended December 31, 1996, OFDI paid $3,030 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                The Fund has adopted a compensation type Distribution and Service Plan for Class B shares to compensate OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended December 31, 1996, OFDI retained $10,671 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of December 31, 1996, OFDI had incurred unreimbursed expenses of $85,841 for Class B.

                The Fund has adopted a reimbursement type Distribution and Service Plan for Class C shares to reimburse OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended December 31, 1996, OFDI retained $8,752 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of December 31, 1996, OFDI had incurred unreimbursed expenses of $63,248 for Class C.

20     Oppenheimer Fund

===============================================================================
5. OPTION ACTIVITY

        The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

                The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

                Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

                Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

                The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

        Written option activity for the year ended December 31, 1996 was as follows:

                                                                       CALL OPTIONS
                                                                       -------------------------
                                                                       NUMBER OF      AMOUNT OF
                                                                       OPTIONS        PREMIUMS
        ----------------------------------------------------------------------------------------
        Options outstanding at June 30, 1996                               4,578      $1,234,581
        ----------------------------------------------------------------------------------------
        Options written                                                    5,557       1,488,929
        ----------------------------------------------------------------------------------------
        Options closed or expired                                         (3,982)       (986,030)
        ----------------------------------------------------------------------------------------
        Options exercised                                                 (1,005)       (330,226)
                                                                          ------      ----------
        Options outstanding at December 31, 1996                           5,148      $1,407,254
                                                                          ======      ==========

21     Oppenheimer Fund

OPPENHEIMER FUND


===============================================================================
OFFICERS AND TRUSTEES

        Leon Levy, Chairman of the Board of Trustees
        Donald W. Spiro, Vice Chairman of the Board of Trustees
        Bridget A. Macaskill, Trustee and President
        Robert G. Galli, Trustee
        Benjamin Lipstein, Trustee
        Elizabeth B. Moynihan, Trustee
        Kenneth A. Randall, Trustee
        Edward V. Regan, Trustee
        Russell S. Reynolds, Jr., Trustee
        Pauline Trigere, Trustee
        Clayton K. Yeutter, Trustee
        Richard Rubinstein, Vice President
        George C. Bowen, Treasurer
        Robert J. Bishop, Assistant Treasurer
        Scott T. Farrar, Assistant Treasurer
        Andrew J. Donohue, Secretary
        Robert G. Zack, Assistant Secretary

===============================================================================
INVESTMENT ADVISER

        OppenheimerFunds, Inc.

===============================================================================
DISTRIBUTOR

        OppenheimerFunds Distributor, Inc.

===============================================================================
TRANSFER AND SHAREHOLDER
SERVICING AGENT

        OppenheimerFunds Services

===============================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES

        The Bank of New York

===============================================================================
INDEPENDENT AUDITORS

        KPMG Peat Marwick LLP

===============================================================================
LEGAL COUNSEL

        Gordon Altman Butowsky Weitzen Shalov & Wein

        The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

22     Oppenheimer Fund

                OPPENHEIMERFUNDS FAMILY


================================================================================

                OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.

                        When you invest with OppenheimerFunds, you can feel
                comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under OppenheimerFunds' management and that of our affiliates.

                        At OppenheimerFunds we don't charge a fee to exchange
                shares. And you can exchange shares easily by mail or by telephone.(1) For more information on Oppenheimer funds, please contact your financial adviser or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.


================================================================================
STOCK FUNDS     Developing Markets Fund             Growth Fund
                Global Emerging Growth Fund         Global Fund
                Enterprise Fund(2)                  Quest Global Value Fund
                International Growth Fund           Disciplined Value Fund
                Discovery Fund                      Oppenheimer Fund
                Quest Small Cap Value Fund          Value Stock Fund
                Gold & Special Minerals Fund        Quest Value Fund
                Capital Appreciation Fund(3)

================================================================================
STOCK & BOND    Main Street Income & Growth Fund    Equity Income Fund
  FUNDS         Quest Opportunity Value Fund        Disciplined Allocation Fund
                Total Return Fund                   Asset Allocation Fund
                Quest Growth & Income Value Fund    Strategic Income & Growth
                                                      Fund
                Global Growth & Income Fund         Bond Fund for Growth

================================================================================
BONDS FUNDS     International Bond Fund             Bond Fund
                High Yield Fund                     U.S. Government Trust
                Champion Income Fund                Limited-Term Government Fund
                Strategic Income Fund

================================================================================
MUNICIPAL
 FUNDS          California Municipal Fund(4)        Insured Municipal Fund
                Florida Municipal Fund(4)           Intermediate Municipal Fund
                New Jersey Municipal Fund(4)
                New York Municipal Fund(4)          Rochester Division
                Pennsylvania Municipal Fund(4)      Rochester Fund Municipals
                Municipal Bond Fund                 Limited Term New York
                                                      Municipal Fund

================================================================================
MONEY MARKET
  FUNDS(5)      Money Market Fund                   Cash Reserves

================================================================================
LIFESPAN        Growth Fund                         Income Fund
                Balanced Fund

                1. Exchange privileges are subject to change or termination.  Shares may be exchanged only for shares of the same class of eligible funds.
                2. Effective 4/1/96, the Fund is closed to new investors.
                3. On 12/18/96, the Fund's name was changed from "Target Fund."
                4. Available only to investors in certain states.
                5. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.
                Oppenheimer funds are distributed by OppenheimerFunds
                Distributor, Inc., Two World Trade Center, New York, NY
                10048-0203.
                (C) Copyright 1997 OppenheimerFunds, Inc.  All rights reserved.




                23      OppenheimerFund

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET
1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions
1-800-533-3310

TELECOMMUNICATIONS DEVICE
for the Deaf (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
1-800-835-3104

RS0400.001.1296       February 28, 1997

[PHOTO]

CUSTOMER SERVICE REPRESENTATIVE
OPPENHEIMERFUNDS SERVICES

"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

      And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

      When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

      For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

      You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

      So call us today--we're here to help.

[OPPENHEIMERFUNDS LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270

---------------------------------------------
Bulk Rate
U.S. Postage
PAID
Permit No. 469
Denver, CO
---------------------------------------------